SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 2002

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

10-01    GF     3000     3.2300       3.95	       Weeden & Co.
10-02   " "     3000     3.2500       3.98              " "
10-03   " "     6000     3.2000       3.95              " "
10-04   " "     3000     3.1500       3.85              " "
10-07   " "     6000     3.0133       3.81              " "
10-08   " "     4000     3.0100       3.75              " "
10-09   " "    20500     2.8960       3.74              " "
10-10   " "     3000     2.9000       3.81              " "
10-11   " "     3000     3.1400       3.97              " "
10-14   " "     1000     3.2000       4.07              " "
10-15   " "     1000     3.3500       4.30              " "
10-16   " "     2000     3.3500       4.24              " "
10-17   " "     5000     3.5000       4.35              " "
10-18   " "     3000     3.3600       4.36              " "
10-21   " "     5000     3.4900       4.40              " "
10-22   " "     3000     3.4000       4.44              " "
10-23   " "    19200     3.3500       4.32              " "
10-24   " "    17500     3.4200       4.36              " "
10-25   " "     5000     3.3996       4.36              " "
10-28   " "     2000     3.5900       4.43              " "
10-29   " "     3000     3.4350       4.39              " "
10-30   " "    11000     3.4621       4.45              " "
10-31   " "    10000     3.5554       4.53              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          11/01/02